Accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of entities

Entity	Summary description
Biodexa Pharmaceuticals PLC	Ultimate holding company
Biodexa Australia PTY Limited	Trading company
Biodexa Limited	Trading company
Biodexa Pharmaceuticals (Wales) Limited	Trading company
Haaland UK Limited	Dormant – incorporated October 2022
PharMida AG	Dormant

Schedule of FAP project

Prepayments	6.11 million
Deferred revenue	£1.47 million

Schedule of intangibles assets useful economic lives

Goodwill	– Indefinite life

IPRD	– In process, not yet amortising

IT and website costs	– 4 years

Schedule of depreciation rates of property, plant and equipment

Fixtures and fittings	– 20%- 25% per annum straight line

Leasehold improvements	– the shorter of 10% per annum straight line or over the lease term

Computer equipment	– 25% per annum straight line

Laboratory equipment	– 15% – 25% per annum straight line

Right of use asset	– Economic life of contractual relationship